Guarantees, commitments and risks (Details 5) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Trade payables		€ 10,890	€ 11,038
Other payables and advances		5,903	5,716
Trade and other payables	[1]	16,793	16,754
Maturity Period One [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Trade payables		10,890	11,038
Other payables and advances		5,858	5,665
Trade and other payables		16,748	16,703
Maturity Period Two [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Other payables and advances		19	29
Trade and other payables		19	29
Maturity Period Three [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Other payables and advances		26	22
Trade and other payables		€ 26	€ 22

[1]	In the profit and loss account, exchange differences arising from accounts denominated in foreign currency and translated into euro at year-end were primarily recognized within “Finance income (expense)”.